Segment reporting (Tables)	6 Months Ended
Jun. 30, 2021
Operating Segments [Abstract]
Segment As Adjusted EBITDA	The Chief Operating Decision Maker (“CODM”) of the Company considers there to be one reporting and operating segment, being “Frozen Foods” and is reflected in the segment presentation below for the periods presented.

		For the three months ended June 30,		For the six months ended June 30,
		2021	2020	2021	2020
	Note	€m	€m	€m	€m
Profit for the period		51.2	62.6	100.5	110.0
Taxation		13.9	16.4	28.3	33.8
Net financing costs	7	35.1	16.5	75.4	28.5
Depreciation & amortization		16.8	16.9	33.6	34.7
EBITDA		117.0	112.4	237.8	207.0
Acquisition purchase price adjustments		—	—	2.3	—
Exceptional items	6	4.3	4.2	15.1	24.8
Other add-backs		1.8	2.2	5.4	6.9
Adjusted EBITDA		123.1	118.8	260.6	238.7

External Revenue by Geography	External revenue by geography

	For the three months ended June 30,		For the six months ended June 30,
	2021	2020	2021	2020
	€m	€m	€m	€m
United Kingdom	186.3	179.0	381.7	381.4
Italy	92.1	96.9	219.8	222.7
Germany	87.9	87.9	202.4	199.1
France	43.1	50.6	94.8	102.7
Sweden	34.2	35.3	74.0	79.8
Austria	30.9	30.4	69.2	65.2
Norway	27.0	22.4	58.5	53.4
Spain	18.7	20.2	37.3	43.9
Rest of Europe	75.6	76.3	165.5	133.7
Total external revenue by geography	595.8	599.0	1,303.2	1,281.9